Trade receivables (Tables)	6 Months Ended
Dec. 31, 2021
Trade receivables.
Schedule of trade receivables

	31 December	30 June	31 December
	2021	2021	2020
	£’000	£’000	£’000
Trade receivables	103,082	75,745	109,348
Less: provision for impairment of trade receivables	(7,995)	(4,971)	(12,108)
Net trade receivables	95,087	70,774	97,240
Less: non-current portion
Trade receivables	41,024	20,404	34,333
Current trade receivables	54,063	50,370	62,907